TRUE GOLD BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF FAIR VALUE OF THE IDENTIFIABLE ASSETS AND LIABILITIES

The fair value of the identifiable assets and liabilities of TrueGold on the acquisition date:

	US$ in thousands
Cash and cash equivalents		13
Other current receivables		155
Intangible asset (core technology license)		10,449
Trade payables		277

Net identifiable assets		10,340
Non-controlling interests		(20,826)
Goodwill		32,957

Loan to TrueGold	307

Fair value of previous investment	22,164
		22,471